Income Taxes (Tables)	6 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the six months ended September 30,
	2020	2019
Current income tax provision	$143,534	$5,166
Deferred income tax provision	91,482	-
Total income tax expense (benefit)	$235,016	$5,166

Schedule of deferred income tax assets and liabilities
	September 30, 2020	March 31, 2020
Deductible losses in subsequent years	$-	$90,434
Allowance for doubtful account	16,268	15,598
Impairment provision for inventory	7,099	6,807
Total	$23,367	$112,839